Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Cash Provided By (Used In)
Net loss for the year	$ (4,366,807)	$ (986,901)	$ (115,989)
Items not affecting cash:
Acquisition costs		159,563
Stock-based compensation	692,091
Foreign exchange loss		3,743
Impairment of intangible assets	1,286,094
Impairment of goodwill	256,876
Loss on disposition of exploration and evaluation assets		156,012
Depreciation expense	1,717
Interest expense	394	1,184
Write-off of inventories	22,800
Deferred income tax recovery	(245,479)	(11,324)
Changes in non-cash working capital:
Accounts receivable	(1,488)
Sales tax receivable	(1,324)	(4,413)	(5,406)
Prepaid expenses	(55,627)	(6,890)	(40,375)
Due from related parties	(20,673)	11,350
Due to related parties	9,792	3,000
Accounts payable and accrued liabilities	104,272	10,911	35,646
Net cash used in operating activities	(2,317,362)	(663,765)	(126,124)
Investing Activities
Purchase of equipment	(14,175)
Exploration and evaluation assets		15,000
Acquisition of business		47,467
Short-term investments			90,000
Net cash provided by (used in) investing activities	(14,175)	62,467	90,000
Financing Activities
Common shares issued for cash, options and warrants exercised, net of share issuance costs, and subscription receivable	224,619	3,198,840	122,000
Loan payable	(52,256)	50,000
Net cash provided by financing activities	172,363	3,248,840	122,000
Increase (decrease) in cash	(2,159,174)	2,647,542	85,876
Effect of foreign exchange rate changes on cash	(1,401)
Cash, beginning of the year	2,743,694	96,152	10,276
Cash, end of the year	$ 583,119	$ 2,743,694	$ 96,152